Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway International Small Cap fund

Institutional Class (CIISX)

Investor Class (CVISX)

SUPPLEMENT DATED MAY 31, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 25, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL

INFORMATION, AND SHOULD BE READ IN CONJUNCTION WITH THE

STATEMENT OF ADDITIONAL INFORMATION.

Effective October 1, 2019, redemption fees will no longer be charged on redemptions. Accordingly, as of October 1, 2019, all references in the Statement of Additional Information to a redemption fee are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-053-0100